CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2017 $ / shares
Common Stock
Dividends declared - common shares (in dollars per share)	$ 0.48
Preferred Stock | Series A
Dividends declared - preferred shares (in dollars per share)	1.6032
Preferred Stock | Series D
Dividends declared - preferred shares (in dollars per share)	2.1124
Preferred Stock | Series F
Dividends declared - preferred shares (in dollars per share)	1.8436
Preferred Stock | Series G
Dividends declared - preferred shares (in dollars per share)	1.8346
Preferred Stock | Series H
Dividends declared - preferred shares (in dollars per share)	0.6563
Preferred Stock | Series I Preferred Stock
Dividends declared - preferred shares (in dollars per share)	$ 0.2292